Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Metacrine, Inc.
Document Period End Date	Dec. 22, 2021
Entity Central Index Key	0001634379
Entity File Number	001-39512
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2297384
Entity Address, Address Line One	3985 Sorrento Valley Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	369-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	MTCR
Security Exchange Name	NASDAQ